CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 17,393	$ 6,997	$ 690
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	5,911	4,866	4,551
Compensation related to employees' share option plan	1,954	3,285	747
Adjustments related to restructured debt	(836)	(3,046)	(2,286)
Revaluation of financial assets and other, net	347	(759)	(206)
Deferred income taxes, net	1,015	1,196	1,451
Decrease (increase) in trade receivables, net	(4,291)	483	6,927
Decrease (increase) in inventories and finished goods in use	(4,763)	10,427	(9,221)
Decrease (increase) in prepaid expenses and other receivables	(188)	(1,285)	876
Increase (decrease) in trade payables	9,458	(15,824)	2,539
Increase (decrease) in other accounts payable and accrued expenses (including short and long-term deferred revenues and customer advances)	1,983	(1,076)	199
Increase in accrued post-employment benefits, net	225	325	161
Increase (decrease) in other long-term liabilities	1,179	1,400	(2,190)
Net cash provided by operating activities	29,387	6,989	4,238
Cash flows from investing activities:
Purchase of property and equipment	(3,624)	(3,895)	(2,773)
Investment in short-term and long-term bank deposits	(131)	(875)	(3,591)
Proceeds from maturity of short term bank deposits	159	9,021	17,514
Net cash provided by (used in) investing activities	(3,596)	4,251	11,150
Cash flows from financing activities:
Proceeds from exercise of share options	12	2	14
Repayments of long-term loan from bank	(10,266)	(15,133)	(10,000)
Net cash used in financing activities	(10,254)	(15,131)	(9,986)
Effect of exchange rate change on cash and cash equivalents	171	(29)	(61)
Increase (decrease) in cash and cash equivalents	15,708	(3,920)	5,341
Cash and cash equivalents at beginning of period	27,103	31,023	25,682
Cash and cash equivalents at end of period	42,811	27,103	31,023
Supplemental disclosure of cash flow activities:
Cash paid during the period for interest	3,738	3,841	4,253
Cash paid during the period for income taxes	$ 1,669	$ 1,050	$ 1,120